                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3562
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                          HIGH YIELD VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2006
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
ITEM 1. SCHEDULE OF INVESTMENTS.

                                                       COMPASS [graphic omitted]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                        FIXED/VARIABLE ANNUITIES
                                                    FOR PERSONAL INVESTMENTS AND
                                                      QUALIFIED RETIREMENT PLANS

                QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2006


                High Yield Variable Account


                                                                   Issued by
                                     Sun Life Assurance Company of Canada (U.S),
                                                    A Wholly Owned Subsidiary of
                                        Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)

High Yield Variable Account

ISSUER                                                                       SHARES/PAR            VALUE ($)
BONDS - 90.6%

AEROSPACE - 1.2%
Argo-Tech Corp., 9.25%, 2011                                               $    225,000         $    234,000
DRS Technologies, Inc., 7.625%, 2018                                            430,000              436,450
Vought Aircraft Industry, Inc., 8%, 2011                                         80,000               73,400
                                                                                                ------------
                                                                                                $    743,850
                                                                                                ------------
AIRLINES - 0.8%
Continental Airlines, Inc., 6.9%, 2017                                     $     69,833         $     66,966
Continental Airlines, Inc., 6.748%, 2017                                         67,219               65,539
Continental Airlines, Inc., 6.795%, 2018                                        111,945              108,928
Continental Airlines, Inc., 7.566%, 2020                                        235,991              235,401
                                                                                                ------------
                                                                                                $    476,834
                                                                                                ------------
APPAREL MANUFACTURERS - 0.5%
Levi Strauss & Co., 12.25%, 2012                                           $    150,000         $    167,250
Levi Strauss & Co., 9.75%, 2015                                                 115,000              119,313
                                                                                                ------------
                                                                                                $    286,563
                                                                                                ------------
ASSET BACKED & SECURITIZED - 1.8%
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                      $    165,567         $    148,351
Asset Securitization Corp., FRN, 8.2945%, 2029                                  150,000              156,669
Asset Securitization Corp., FRN, 8.7845%, 2029 (z)                              200,000              193,368
Crest Ltd., 7%, 2040 (n)                                                        154,000              145,237
Wachovia Credit, CDO, FRN, 6.74%, 2026 (p)(z)                                   250,000              250,000
First Union National Bank
Commercial Mortgage Corp., 6.75%, 2032                                          165,000              167,063
                                                                                                ------------
                                                                                                $  1,060,688
                                                                                                ------------
AUTOMOTIVE - 9.3%
American Axle & Manufacturing, Inc., 5.25%, 2014                           $    125,000         $    103,750
Cooper Standard Automotive, Inc., 8.375%, 2014                                  390,000              286,650
Ford Motor Co., 7.45%, 2031                                                     219,000              169,178
Ford Motor Credit Co., 6.625%, 2008                                             125,000              123,110
Ford Motor Credit Co., 5.8%, 2009                                               460,000              437,927
Ford Motor Credit Co., 9.75%, 2010 (n)                                          580,000              598,835
Ford Motor Credit Co., 8.625%, 2010                                             190,000              189,276
Ford Motor Credit Co., 7%, 2013                                                 633,000              587,321
General Motors Acceptance Corp., 6.875%, 2011                                   550,000              547,086
General Motors Acceptance Corp., 6.75%, 2014                                  1,231,000            1,201,742
General Motors Corp., 7.2%, 2011                                                190,000              175,038
General Motors Corp., 8.375%, 2033                                              688,000              595,120
Goodyear Tire & Rubber Co., 9%, 2015                                            415,000              421,225
Lear Corp., 5.75%, 2014                                                          90,000               72,225
                                                                                                ------------
                                                                                                $  5,508,483
                                                                                                ------------
BROADCASTING - 4.0%
Allbritton Communications Co., 7.75%, 2012                                 $    355,000         $    357,663
Barrington Broadcasting Group, 10.5%, 2014 (z)                                  180,000              175,500
EchoStar DBS Corp., 6.375%, 2011                                                210,000              204,488
Granite Broadcasting Corp., 9.75%, 2010                                         220,000              203,500
Hughes Network Systems LLC, 9.5%, 2014 (n)                                      165,000              169,950
Intelsat Ltd., 9.25%, 2016 (n)                                                  175,000              183,969
Intelsat Ltd., 11.25%, 2016 (n)                                                  60,000               63,750
Intelsat Ltd., 0% to 2010, 9.25% to 2015                                        280,000              203,000
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                              150,000              153,375
ION Media Networks, Inc., FRN, 11.7569%, 2013 (n)                               305,000              307,288
XM Satellite Radio, Inc., 9.75%, 2014                                           215,000              205,325
Young Broadcasting, Inc., 10%, 2011                                             140,000              130,725
                                                                                                ------------
                                                                                                $  2,358,533
                                                                                                ------------
BUILDING - 1.9%
Goodman Global Holdings, Inc., 7.875%, 2012                                $    320,000         $    304,800
Interface, Inc., 10.375%, 2010                                                  167,000              182,030
Interface, Inc., 9.5%, 2014                                                      30,000               30,900
Nortek Holdings, Inc., 8.5%, 2014                                               200,000              189,000
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                               623,000              429,870
                                                                                                ------------
                                                                                                $  1,136,600
                                                                                                ------------
BUSINESS SERVICES - 2.6%
Iron Mountain, Inc., 8.625%, 2013                                          $    240,000         $    245,400
Iron Mountain, Inc., 7.75%, 2015                                                  5,000                5,000
Nortel Networks Ltd., 10.75%, 2016 (n)                                          195,000              208,650
Northern Telecom Corp., 6.875%, 2023                                            115,000               94,875
SunGard Data Systems, Inc., 10.25%, 2015                                        435,000              448,050
Xerox Corp., 7.625%, 2013                                                       505,000              530,250
                                                                                                ------------
                                                                                                $  1,532,225
                                                                                                ------------
CABLE TV - 3.6%
Cablevision Systems Corp., 8%, 2012                                        $    155,000         $    156,938
CCH I Holdings LLC, 11%, 2015                                                   700,000              637,000
CCH II Holdings LLC, 10.25%, 2010                                               435,000              443,700
CCO Holdings LLC, 8.75%, 2013                                                   150,000              150,938
CSC Holdings, Inc., 6.75%, 2012 (n)                                             215,000              214,194
Mediacom LLC, 9.5%, 2013                                                        275,000              281,188
NTL Cable PLC, 9.125%, 2016                                                     228,000              235,410
                                                                                                ------------
                                                                                                $  2,119,368
                                                                                                ------------
CHEMICALS - 4.9%
Basell AF SCA, 8.375%, 2015 (n)                                            $    294,000         $    291,795
BCP Crystal Holdings Corp., 9.625%, 2014                                        121,000              131,285
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014                          62,000               49,755
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                       682,000              553,273
Equistar Chemicals, 10.625%, 2011                                                60,000               64,350
Equistar Chemicals LP, 10.125%, 2008                                            225,000              238,219
Hexion U.S. Financial Corp., 9%, 2014                                           220,000              224,400
Huntsman International LLC, 10.125%, 2009                                       197,000              199,955
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                   348,000              255,780
Lyondell Chemical Co., 9.5%, 2008                                                72,000               74,070
Lyondell Chemical Co., 11.125%, 2012                                            130,000              141,700
Nalco Co., 7.75%, 2011                                                          200,000              204,000
Nalco Co., 8.875%, 2013                                                         445,000              463,913
Rockwood Specialties Group, Inc., 10.625%, 2011                                   1,000                1,070
                                                                                                ------------
                                                                                                $  2,893,565
                                                                                                ------------
CONSUMER GOODS & SERVICES - 2.6%
GEO Group, Inc., 8.25%, 2013                                               $    280,000         $    280,000
Jarden Corp., 9.75%, 2012                                                       145,000              152,975
Playtex Products, Inc., 9.375%, 2011                                            180,000              188,100
Revlon Consumer Products Corp., 9.5%, 2011                                      160,000              141,600
Samsonite Corp., 8.875%, 2011                                                   210,000              219,975
Service Corp., 7.375%, 2014 (z)                                                 115,000              115,719
Service Corp. International, 8%, 2017 (n)                                       335,000              320,763
Visant Holding Corp., 8.75%, 2013 (n)                                           120,000              120,750
                                                                                                ------------
                                                                                                $  1,539,882
                                                                                                ------------
CONTAINERS - 2.0%
Berry Plastics Holding Corp., 8.875%, 2014 (z)                             $    190,000         $    190,950
Graham Packaging Co. LP, 9.875%, 2014                                           365,000              358,613
Owens-Brockway Glass Container, Inc., 8.25%, 2013                               620,000              635,500
                                                                                                ------------
                                                                                                $  1,185,063
                                                                                                ------------
DEFENSE ELECTRONICS - 0.8%
L-3 Communications Corp., 5.875%, 2015                                     $    255,000         $    242,250
L-3 Communications Holdings, Inc., 6.125%, 2014                                 230,000              223,100
                                                                                                ------------
                                                                                                $    465,350
                                                                                                ------------
ELECTRONICS - 0.7%
Flextronics International Ltd., 6.5%, 2013                                 $    130,000         $    128,700
Magnachip Semiconductor S.A., 8%, 2014                                           30,000               18,225
Sensata Technologies B.V., 8%, 2014 (n)                                         290,000              282,025
                                                                                                ------------
                                                                                                $    428,950
                                                                                                ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.2%
Gazprom OAO, 9.625%, 2013 (n)                                              $    120,000         $    142,050
                                                                                                ------------
EMERGING MARKET SOVEREIGN - 0.2%
Federative Republic of Brazil, 8.875%, 2019                                $     51,000         $     60,486
Russian Ministry of Finance, 12.75%, 2028                                        42,000               75,369
                                                                                                ------------
                                                                                                $    135,855
                                                                                                ------------
ENERGY - INDEPENDENT - 3.3%
Chesapeake Energy Corp., 7%, 2014                                          $    184,000         $    181,930
Chesapeake Energy Corp., 6.375%, 2015                                           460,000              439,300
Chesapeake Energy Corp., 6.875%, 2016                                           285,000              278,588
Hilcorp Energy I, 9%, 2016 (n)                                                  165,000              170,363
Newfield Exploration Co., 6.625%, 2014                                          405,000              396,394
Quicksilver Resources, Inc., 7.125%, 2016                                       305,000              288,988
Whiting Petroleum Corp., 7%, 2014                                               195,000              190,125
                                                                                                ------------
                                                                                                $  1,945,688
                                                                                                ------------
ENTERTAINMENT - 1.4%
AMC Entertainment, Inc., 9.5%, 2011                                        $    160,000         $    159,800
AMC Entertainment, Inc., 11%, 2016                                              165,000              179,850
Marquee Holdings, Inc., 0% to 2009, 12% to 2014                                 160,000              122,400
Six Flags, Inc., 8.875%, 2010                                                   175,000              167,563
Six Flags, Inc., 9.75%, 2013                                                    265,000              238,500
                                                                                                ------------
                                                                                                $    868,113
                                                                                                ------------
FOOD & BEVERAGES - 0.7%
B&G Foods Holding Corp., 8%, 2011                                          $    175,000         $    179,375
Michael Foods, Inc., 8%, 2013                                                   250,000              255,000
                                                                                                ------------
                                                                                                $    434,375
                                                                                                ------------
FOREST & PAPER PRODUCTS - 4.4%
Buckeye Technologies, Inc., 8%, 2010                                       $     65,000         $     62,400
Buckeye Technologies, Inc., 8.5%, 2013                                          375,000              375,938
Graphic Packaging International Corp., 9.5%, 2013                               295,000              301,638
Jefferson Smurfit Corp., 8.25%, 2012                                            740,000              708,550
JSG Funding LLC, 11.5%, 2015 (n)(p)                                      EUR    172,972              238,576
JSG Funding PLC, 7.75%, 2015                                               $     25,000               23,625
MDP Acquisitions PLC, 9.625%, 2012                                              205,000              216,275
Millar Western Forest Products Ltd., 7.75%, 2013                                215,000              178,450
Stone Container Corp., 7.375%, 2014                                             140,000              127,400
Verso Paper Holdings LLC, 9.125%, 2014 (n)                                      130,000              130,813
Verso Paper Holdings LLC, 11.375%, 2016 (n)                                     235,000              233,238
                                                                                                ------------
                                                                                                $  2,596,903
                                                                                                ------------
GAMING & LODGING - 6.1%
Boyd Gaming Corp., 6.75%, 2014                                             $    305,000         $    298,138
Greektown Holdings, 10.75%, 2013 (n)                                            220,000              232,100
Harrah's Entertainment, Inc., 5.75%, 2017                                        70,000               64,019
Majestic Star Casino LLC, 9.75%, 2011                                           185,000              180,144
Mandalay Resort Group, 9.375%, 2010                                             175,000              187,031
MGM Mirage, Inc., 8.5%, 2010                                                    140,000              148,925
MGM Mirage, Inc., 8.375%, 2011                                                  325,000              338,829
MGM Mirage, Inc., 6.75%, 2013                                                   200,000              196,500
MGM Mirage, Inc., 5.875%, 2014                                                  195,000              180,619
MGM Mirage, Inc., 6.875%, 2016                                                  175,000              168,875
Pinnacle Entertainment, Inc., 8.25%, 2012                                       185,000              187,313
Pokagon Gaming Authority, 10.375%, 2014 (n)                                     130,000              138,613
Station Casinos, Inc., 6.5%, 2014                                               655,000              613,244
Trump Entertainment Resorts
Holdings, Inc., 8.5%, 2015                                                      390,000              372,938
Wynn Las Vegas LLC, 6.625%, 2014                                                310,000              300,700
                                                                                                ------------
                                                                                                $  3,607,988
                                                                                                ------------
INDUSTRIAL - 3.4%
Amsted Industries, Inc., 10.25%, 2011 (z)                                  $    300,000         $    321,000
Blount, Inc., 8.875%, 2012                                                      180,000              179,550
Da-Lite Screen Co., Inc., 9.5%, 2011                                             75,000               78,938
Education Management LLC, 8.75%, 2014 (n)                                       175,000              176,750
Education Management LLC, 10.25%, 2016 (n)                                      135,000              138,038
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                               370,000              371,850
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                      181,000              156,565
Knowledge Learning Corp., 7.75%, 2015 (z)                                       125,000              116,875
Milacron Escrow Corp., 11.5%, 2011                                              205,000              194,750
RBS Global & Rexnord Corp., 9.5%, 2014 (z)                                      195,000              197,925
RBS Global & Rexnord Corp., 11.75%, 2016 (n)                                    100,000              103,000
                                                                                                ------------
                                                                                                $  2,035,241
                                                                                                ------------
INSURANCE - 0.6%
UnumProvident Corp., 6.85%, 2015 (n)                                       $    380,000         $    389,974
                                                                                                ------------
MACHINERY & TOOLS - 1.2%
Case Corp., 7.25%, 2016                                                    $    125,000         $    126,094
Case New Holland, Inc., 9.25%, 2011                                             100,000              106,000
Case New Holland, Inc., 7.125%, 2014                                            460,000              461,725
                                                                                                ------------
                                                                                                $    693,819
                                                                                                ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 6.6%
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                           $    425,000         $    314,500
DaVita, Inc., 6.625%, 2013                                                      125,000              122,031
DaVita, Inc., 7.25%, 2015                                                       275,000              270,188
Extendicare Health Services, Inc., 6.875%, 2014                                 215,000              230,050
HCA, Inc., 8.75%, 2010                                                           95,000               95,950
HCA, Inc., 7.875%, 2011                                                         375,000              358,594
HCA, Inc., 6.375%, 2015                                                       1,075,000              868,063
HealthSouth Corp., 10.75%, 2016 (n)                                             280,000              285,950
Omnicare, Inc., 6.875%, 2015                                                    375,000              364,219
Select Medical Corp., 7.625%, 2015                                              320,000              269,600
Triad Hospitals, Inc., 7%, 2013                                                 165,000              160,256
US Oncology, Inc., 10.75%, 2014                                                 265,000              290,175
Vanguard Health Holding II, 9%, 2014                                            295,000              286,150
                                                                                                ------------
                                                                                                $  3,915,726
                                                                                                ------------
METALS & MINING - 1.9%
Arch Western Finance LLC, 6.75%, 2013                                      $    470,000         $    451,200
Massey Energy Co., 6.875%, 2013                                                 475,000              429,875
Peabody Energy Corp., 5.875%, 2016                                              275,000              252,313
                                                                                                ------------
                                                                                                $  1,133,388
                                                                                                ------------
NATURAL GAS - DISTRIBUTION - 0.3%
AmeriGas Partners LP, 7.125%, 2016                                         $    175,000         $    172,375
                                                                                                ------------
NATURAL GAS - PIPELINE - 2.9%
ANR Pipeline Co., 9.625%, 2021                                             $    155,000         $    190,917
Atlas Pipeline Partners LP, 8.125%, 2015                                        185,000              188,238
Colorado Interstate Gas Co., 5.95%, 2015                                        140,000              133,885
El Paso Energy Corp., 7%, 2011                                                  335,000              337,094
El Paso Energy Corp., 7.75%, 2013                                               260,000              265,850
El Paso Performance-Linked, 7.75%, 2011 (n)                                     335,000              344,213
Transcontinental Gas Pipe Line Corp., 7%, 2011                                  135,000              138,375
Williams Cos., Inc., 7.125%, 2011                                               132,000              135,300
                                                                                                ------------
                                                                                                $  1,733,872
                                                                                                ------------
NETWORK & TELECOM - 3.9%
Cincinnati Bell, Inc., 8.375%, 2014                                        $    310,000         $    313,100
Citizens Communications Co., 9.25%, 2011                                        225,000              248,063
Hawaiian Telecom Communications, Inc., 9.75%, 2013                              165,000              169,538
Hawaiian Telecom Communications, Inc., 12.5%, 2015                               65,000               68,250
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                 255,000              268,069
Qwest Corp., 7.875%, 2011                                                       195,000              204,750
Qwest Corp., 8.875%, 2012                                                       405,000              441,956
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                 275,000              289,438
Windstream Corp., 8.625%, 2016 (n)                                              285,000              304,950
                                                                                                ------------
                                                                                                $  2,308,114
                                                                                                ------------
OIL SERVICES - 1.1%
Basic Energy Services, Inc., 7.125%, 2016 (n)                              $    270,000         $    260,550
GulfMark Offshore, Inc., 7.75%, 2014                                            180,000              180,900
Hanover Compressor Co., 9%, 2014                                                190,000              201,400
                                                                                                ------------
                                                                                                $    642,850
                                                                                                ------------
PHARMACEUTICALS - 0.3%
Warner Chilcott Corp., 8.75%, 2015                                         $    192,000         $    198,720
                                                                                                ------------
PRINTING & PUBLISHING - 3.2%
American Media Operations, Inc., 8.875%, 2011                              $    235,000         $    206,213
Dex Media, Inc., 0% to 2008, 9% to 2013                                         635,000              534,988
Dex Media, Inc., 0% to 2008, 9% to 2013                                         300,000              252,750
MediaNews Group, Inc., 6.875%, 2013                                             330,000              305,250
PRIMEDIA, Inc., 8.875%, 2011                                                    220,000              215,050
PRIMEDIA, Inc., 8%, 2013                                                         80,000               72,600
R.H. Donnelley Corp., 8.875%, 2016                                              305,000              305,763
                                                                                                ------------
                                                                                                $  1,892,614
                                                                                                ------------
RAILROAD & SHIPPING - 0.4%
TFM S.A. de C.V., 9.375%, 2012                                             $    202,000         $    214,120
TFM S.A. de C.V., 12.5%, 2012                                                    26,000               28,600
                                                                                                ------------
                                                                                                $    242,720
                                                                                                ------------
RESTAURANTS - 0.2%
Denny's Corp. Holdings, Inc., 10%, 2012                                    $    150,000         $    155,250
                                                                                                ------------
RETAILERS - 1.9%
Buhrmann U.S., Inc., 7.875%, 2015                                          $    275,000         $    264,688
Couche-Tard, Inc., 7.5%, 2013                                                   180,000              182,700
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                      160,000              168,200
Neiman Marcus Group, Inc., 9%, 2015                                             185,000              196,563
Neiman Marcus Group, Inc., 10.375%, 2015                                        115,000              124,200
Steinway Musical Instruments, Inc., 7%, 2014 (n)                                180,000              176,400
                                                                                                ------------
                                                                                                $  1,112,751
                                                                                                ------------
SPECIALTY STORES - 0.9%
GSC Holdings Corp., 8%, 2012                                               $    305,000         $    314,150
Payless ShoeSource, Inc., 8.25%, 2013                                           195,000              198,413
                                                                                                ------------
                                                                                                $    512,563
                                                                                                ------------
STEEL - 1.1%
Chaparral Steel Co., 10%, 2013                                             $    225,000         $    250,875
FMG Finance Ltd., 10.625%, 2016 (z)                                             235,000              225,600
PNA Group, Inc., 10.75%, 2016 (z)                                               155,000              159,263
                                                                                                ------------
                                                                                                $    635,738
                                                                                                ------------
TELECOMMUNICATIONS - WIRELESS - 1.9%
Centennial Communications Corp., 10%, 2013                                 $     50,000         $     50,625
Centennial Communications Corp., 10.125%, 2013                                  120,000              127,500
Rogers Wireless, Inc., 6.375%, 2014                                             250,000              249,063
Rogers Wireless, Inc., 7.5%, 2015                                               175,000              186,813
Rural Cellular Corp., 9.875%, 2010                                              210,000              218,925
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                 250,000              275,938
                                                                                                ------------
                                                                                                $  1,108,864
                                                                                                ------------
TOBACCO - 0.6%
Reynolds American, Inc., 7.25%, 2012 (n)                                   $    185,000         $    190,289
Reynolds American, Inc., 7.3%, 2015 (n)                                         155,000              158,467
                                                                                                ------------
                                                                                                $    348,756
                                                                                                ------------
TRANSPORTATION - SERVICES - 1.0%
Hertz Corp., 8.875%, 2014 (n)                                              $    360,000         $    377,100
Stena AB, 7%, 2016                                                              221,000              208,293
                                                                                                ------------
                                                                                                $    585,393
                                                                                                ------------
UTILITIES - ELECTRIC POWER - 4.2%
Edison Mission Energy, 7.75%, 2016 (n)                                     $    125,000         $    126,563
Empresa Nacional de Electricidad S.A., 8.35%, 2013                              175,000              196,348
Enersis S.A., 7.375%, 2014                                                      101,000              107,351
Midwest Generation LLC, 8.75%, 2034                                             405,000              432,338
Mirant North American LLC, 7.375%, 2013                                         240,000              240,300
Mission Energy Holding Co., 13.5%, 2008                                         250,000              279,063
NRG Energy, Inc., 7.375%, 2016                                                  815,000              809,906
Reliant Energy, Inc., 6.75%, 2014                                               115,000              109,394
Reliant Resources, Inc., 9.25%, 2010                                             80,000               83,000
Reliant Resources, Inc., 9.5%, 2013                                              95,000               98,563
                                                                                                ------------
                                                                                                $  2,482,826
                                                                                                ------------
    TOTAL BONDS                                                                                 $ 53,768,480
                                                                                                ------------
COMMON STOCKS - 1.2%
CHEMICALS - 0.3%
Huntsman Corp. (a)                                                                9,100         $    165,620
                                                                                                ------------
CONTAINERS - 0.4%
Crown Holdings, Inc. (a)                                                         11,500         $    213,900
                                                                                                ------------
ENERGY - INDEPENDENT - 0.3%
Foundation Coal Holdings, Inc.                                                    5,760         $    186,451
                                                                                                ------------
METALS & MINING - 0.0%
Oxford Automotive, Inc. (a)                                                          53         $          0
                                                                                                ------------
PRINTING & PUBLISHING - 0.0%
Golden Books Family Entertainment, Inc. (a)                                      21,250         $          0
                                                                                                ------------
SPECIALTY CHEMICALS - 0.0%
Sterling Chemicals, Inc. (a)                                                          5         $         64
                                                                                                ------------
TELEPHONE SERVICES - 0.2%
Windstream Corp.                                                                 10,100         $    133,219
XO Holdings, Inc. (a)                                                                67                  327
                                                                                                ------------
                                                                                                $    133,546
                                                                                                ------------
    TOTAL COMMON STOCKS                                                                         $    699,581
                                                                                                ------------
FLOATING RATE LOANS(G)(R) - 2.5%
AUTOMOTIVE - 0.4%
Lear Corp., Term Loan, 7.88%                                                    219,993         $    214,383
                                                                                                ------------
CONTAINERS - 0.4%
Bluegrass Container Co., Second Lien Term Loan, 10.33%                           50,424         $     50,928
Bluegrass Container Co., Second Lien Term Loan, 10.33%                          157,576              159,152
                                                                                                ------------
                                                                                                $    210,080
                                                                                                ------------
FOOD & BEVERAGES - 0.2%
Dole Food Co., Inc., Letter of Credit (o)                                        13,949         $     13,697
Dole Food Co., Inc., Term Loan (o)                                               31,306               30,742
Dole Food Co., Inc., Term Loan C (o)                                            104,355              102,473
                                                                                                ------------
                                                                                                $    146,912
                                                                                                ------------
FOREST & PAPER PRODUCTS - 0.3%
Georgia-Pacific Corp., Term Loan, 7.39% (o)                                $    149,845         $    150,108
                                                                                                ------------
GAMING & LODGING - 0.5%
Gulfside Casino, Term Loan B, 10.42% (o)                                        318,909         $    321,301
                                                                                                ------------
POLLUTION CONTROL - 0.3%
Allied Waste North America, Inc., Term Loan A, 7.07%                             41,841         $     41,653
Allied Waste North America, Inc., Term Loan, 7.21%                              107,769              107,304
                                                                                                ------------
                                                                                                $    148,957
                                                                                                ------------
PRINTING & PUBLISHING - 0.4%
Nielsen Finance LLC, Term Loan B, 8.19%                                         249,702         $    248,765
                                                                                                ------------
    TOTAL FLOATING RATE LOANS                                                                   $  1,440,506
                                                                                                ------------
CONVERTIBLE PREFERRED STOCKS - 0.4%
REAL ESTATE - 0.4%
Mills Corp., 6.75% (z)                                                              200         $    167,750
Mills Corp., "F", 6.75%                                                             100               83,875
                                                                                                ------------
    TOTAL CONVERTIBLE PREFERRED STOCKS                                                          $    251,625
                                                                                                ------------
PREFERRED STOCKS - 0.1%
BROADCASTING - 0.1%
ION Media Networks, Inc., 14.25%                                                      8         $     66,400
                                                                                                ------------
CONSUMER GOODS & SERVICES - 0.0%
Renaissance Cosmetics, Inc., 14% (a)                                                975         $          0
                                                                                                ------------
REAL ESTATE - 0.0%
HRPT Properties Trust, REIT, "B", 8.75%                                             200         $      5,180
                                                                                                ------------
    TOTAL PREFERRED STOCKS                                                                      $     71,580
                                                                                                ------------

                                                  STRIKE           FIRST         SHARES/
ISSUER                                             PRICE         EXERCISE          PAR          VALUE ($)
WARRANTS - 0.0%
BUSINESS SERVICES - 0.0%
Loral Space & Communications Ltd.(a)              $ 0.14          1/28/97         1,000         $          0
Loral Space & Communications Ltd.(a)              $ 0.14          1/28/97         1,100                    0
                                                                                                ------------
                                                                                                $          0
                                                                                                ------------
CABLE TV - 0.0%
XM Satellite Radio, Inc. (a)                      $45.24          9/16/00           364         $      2,184
                                                                                                ------------
NETWORK & TELECOM - 0.0%
Knology, Inc. (a)(z)                              $ 0.10         11/22/97           500         $      1,140
                                                                                                ------------
SPECIALTY CHEMICALS - 0.0%
Sterling Chemicals, Inc. (a)                      $52.00         12/31/02             8         $          1
                                                                                                ------------
TELEPHONE SERVICES - 0.0%
GT Group Telecom, Inc. (a)                        $ 0.00          8/01/00         1,050         $          0
XO Holdings, Inc., "A" (a)                        $ 6.25          5/27/03           532                  479
XO Holdings, Inc., "B" (a)                        $ 7.50          5/27/03           399                  239
XO Holdings, Inc., "C" (a)                        $10.00          5/27/03           399         $        152
                                                                                                ------------
                                                                                                $        870
                                                                                                ------------
    TOTAL WARRANTS                                                                              $      4,195
                                                                                                ------------

ISSUER                                                                       SHARES/PAR            VALUE ($)
SHORT-TERM OBLIGATIONS - 2.7%
Windmill Funding Corp., 5.35%, due 10/02/06 (y)                            $  1,598,000         $  1,597,763
                                                                                                ------------
    TOTAL INVESTMENTS(k)                                                                        $ 57,833,730
                                                                                                ------------
OTHER ASSETS, LESS LIABILITIES - 2.5%                                                              1,504,713
                                                                                                ------------
    NET ASSETS - 100.0%                                                                         $ 59,338,443
                                                                                                ------------

(a) Non-income producing security.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of September 30, 2006, the variable account held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $52,846,657 and 91.38% of market value. An independent pricing service provided an evaluated bid for 91.00% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,917,561 representing 13.34% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time- consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

                                                  ACQUISITION     ACQUISITION      CURRENT        TOTAL % OF
RESTRICTED SECURITIES                                DATE            COST        MARKET VALUE     NET ASSETS
Amsted Industries, Inc., 10.25%, 2011           8/8/03-4/25/06     $319,950       $  321,000
Asset Securitization Corp., FRN, 8.7845%, 2029      1/25/05         172,565          193,368
Barrington Broadcasting Group, 10.5%, 2014          8/3/06          180,000          175,500
Berry Plastics Holding Corp., 8.875%, 2014      9/15/06-9/18/06     190,513          190,950
FMG Finance Ltd., 10.625%, 2016                 8/11/06-9/19/06     233,900          225,600
Knology, Inc.                                      10/16/97               0            1,140
Knowledge Learning Corp., 7.75%, 2015               1/28/05         125,000          116,875
Mills Corp., 6.75%,                             3/30/06-4/10/06     156,125          167,750
PNA Group, Inc., 10.75%, 2016                       8/4/06          155,000          159,263
RBS Global & Rexnord Corp., 9.5%, 2014          8/7/06-8/14/06      196,663          197,925
Service Corp., 7.375%, 2014                         9/27/06         115,000          115,719
Wachovia Credit, CDO, FRN, 6.74%, 2026              6/8/06          250,000          250,000
                                                                                  -----------     ------------
Total Restricted Securities                                                       $ 2,115,090        3.6%
                                                                                  ===========     ============

The following abbreviations are used in this report and are defined:
ADR  American Depository Receipt
CDO  Collateralized Debt Obligation
FRN  Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
REIT Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in
U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR  Euro

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS HIGH YIELD VARIABLE ACCOUNT

SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2006


(1) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                                       NET UNREALIZED
                     CONTRACTS TO                                               CONTRACTS               APPRECIATION
                  DELIVER/RECEIVE  SETTLEMENT DATE     IN EXCHANGE FOR           AT VALUE              (DEPRECIATION)
SALES
EUR                       143,781     10/20/06            $ 185,340             $  182,579                $ 2,761
PURCHASES
EUR                        82,400     10/20/06            $ 104,544             $  104,635                $    91

At September 30, 2006, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: HIGH YIELD VARIABLE ACCOUNT


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 21, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 21, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 21, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.